Interest-bearing loans and borrowings - Finance Lease Obligation (Details) - Finance lease obligation $ in Thousands	1 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Finance lease acquisitions, maximum purchase amount	$ 1,918	€ 1,500,000
Finance lease reimbursement period	36 months	36 months
Finance lease, effective interest rate	4.60%	4.60%
Available-for-sale financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral, percentage	33.33%	33.33%
Financial assets pledged as collateral			$ 51